Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2013 Agreement for the construction of a new office building in Zhongguancun Software Park, Haidian District, Beijing sqm	May 31, 2013 Agreement for the construction of a new office building in Zhongguancun Software Park, Haidian District, Beijing Minimum	May 31, 2013 Agreement for the construction of a new office building in Zhongguancun Software Park, Haidian District, Beijing Maximum
Commitments and Contingencies
Rental expense of operating lease	$ 21,200,000	$ 17,400,000	$ 11,700,000
Operating leases commitment
Total	46,099,000
Less than One Year	20,004,000
One to Three Years	24,509,000
Three to Five Years	1,586,000
More than Five Years	0
Purchase commitments
Gross floor area (in square meters)				132,000
Aggregate construction cost expected to be					180,000,000	200,000,000
Purchase commitments
Total	326,878,000
Less than One Year	238,029,000
One to Three Years	88,099,000
Three to Five Years	356,000
More than Five Years	$ 394,000